Deferred income - non-current	18 Months Ended
Oct. 31, 2018
Deferred income - non-current [Abstract]
Deferred income - non-current
25 Deferred income – non-current

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Deferred income		178,064		223,786

Revenue billed but not recognized in the consolidated statement of comprehensive income under the Group’s accounting policy for revenue recognition is classified as deferred income in the consolidated statement of financial position to be recognised in future periods in excess of one year. Deferred income primarily relates to undelivered maintenance and subscription services on multi-year billed contracts.